Borrowings (Tables)	9 Months Ended
Sep. 30, 2026
Borrowings [abstract]
Schedule of Finance Costs (Income), Net
Finance costs (income), net, for the three and nine months ended September 30, 2026 and 2025 is comprised of:

	Three months ended September 30,		Nine months ended September 30,
	2026	2025	2026	2025
	$	$	$	$
Interest on acquisition-related consideration	—	—	—	16
Interest on lease obligations	72	45	214	86
Commitment costs on amended facility	59	58	97	58
Interest income	(8)	(302)	(267)	(1,549)
Interest on borrowings	1,274	1	2,847	1
	1,397	(198)	2,891	(1,388)